Intangible Assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Net book value [Member] | Concession rights, trademarks and others [Member]
Statement [Line Items]
Cost	$ 37,800	$ 37,460	$ 137,107
Net book value	20,061	20,828	121,171
Accumulated amortization	(17,739)	(16,632)	(15,936)
Net book value [Member] | Totals Intangible Assets [Member]
Statement [Line Items]
Cost	94,526	86,316	178,620
Net book value	41,443	38,060	134,958
Accumulated amortization	(53,083)	(48,256)	(43,662)
Goodwill [Member]
Statement [Line Items]
Additions	0	1
Disposals	0	(16)
Transfers	0	0
Currency translation adjustment	(28)	(59)
Incorporation by business combination (ii)	4,179
Amortization charges (i)	0	0
Net book amount, ending balance	13,039	8,888
Goodwill [Member] | Net book value [Member]
Statement [Line Items]
Cost	13,039	8,888	8,962
Accumulated amortization	0	0	0
Net book value	13,039	8,888	8,962
Information Systems And Softwares [Member] | Net book value [Member]
Statement [Line Items]
Cost	43,687	39,968	32,551
Net book value	8,343	8,344	4,825
Accumulated amortization	(35,344)	(31,624)	$ (27,726)
Information Systems And Software [Member]
Statement [Line Items]
Additions	3,324	4,249
Disposals	(1)	(3)
Transfers	469	3,267
Currency translation adjustment	(73)	(96)
Incorporation by business combination (ii)	0
Amortization charges (i)	(3,720)	(3,898)
Net book amount, ending balance	8,343	8,344
Concession rights trademarks and other [Member]
Statement [Line Items]
Additions	1	1,063
Disposals	0	0
Transfers	0	(100,710)
Currency translation adjustment	0	0
Incorporation by business combination (ii)	339
Amortization charges (i)	(1,107)	(696)
Net book amount, ending balance	20,061	20,828
Totals [Member]
Statement [Line Items]
Additions	3,325	5,313
Disposals	(1)	(19)
Transfers	469	(97,443)
Currency translation adjustment	(101)	(155)
Incorporation by business combination (ii)	4,518
Amortization charges (i)	(4,827)	(4,594)
Net book amount, ending balance	$ 41,443	$ 38,060